Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net Sales	$ 2,679,095	$ 1,943,218	$ 1,832,957
Freight and delivery revenues	278,856	212,333	198,944
Total revenues	2,957,951	2,155,551	2,031,901
Cost of sales	2,156,735	1,579,261	1,505,823
Freight and delivery costs	278,856	212,333	198,944
Total cost of revenues	2,435,591	1,791,594	1,704,767
Gross Profit	522,360	363,957	327,134
Selling, general and administrative expenses	169,245	150,091	138,398
Acquisition-related expenses, net	42,891	671	35,140
Other operating income, net	(4,649)	(4,793)	(2,574)
Earnings from Operations	314,873	217,988	156,170
Interest expense	66,057	53,467	53,339
Other nonoperating (income) and expenses, net	(362)	295	(1,299)
Earnings from continuing operations before taxes on income	249,178	164,226	104,130
Taxes on income	94,847	44,045	17,431
Earnings from Continuing Operations	154,331	120,181	86,699
Loss on discontinued operations, net of related tax benefit of $40, $417 and $801, respectively	(37)	(749)	(1,172)
Consolidated net earnings	154,294	119,432	85,527
Less: Net (loss) earnings attributable to noncontrolling interests	(1,307)	(1,905)	1,053
Net Earnings Attributable to Martin Marietta	155,601	121,337	84,474
Net Earnings (Loss) Attributable to Martin Marietta
Earnings from continuing operations	155,638	122,086	85,646
Discontinued operations	(37)	(749)	(1,172)
Net Earnings Attributable to Martin Marietta	$ 155,601	$ 121,337	$ 84,474
Net Earnings (Loss) Attributable to Martin Marietta Per Common Share (see Note A)
Basic from continuing operations attributable to common shareholders	$ 2.73	$ 2.64	$ 1.86
Discontinued operations attributable to common shareholders		$ (0.02)	$ (0.03)
Earnings Per Share, Basic, Total	$ 2.73	$ 2.62	$ 1.83
Diluted from continuing operations attributable to common shareholders	$ 2.71	$ 2.63	$ 1.86
Discontinued operations attributable to common shareholders		$ (0.02)	$ (0.03)
Earnings Per Share, Diluted, Total	$ 2.71	$ 2.61	$ 1.83
Weighted-Average Common Shares Outstanding
Basic	56,854	46,164	45,828
Diluted	57,088	46,285	45,970